Net Income/(Loss) per Share (Narrative) (Details) - Changyou [Member] - Changyou Merger [Member]	Apr. 17, 2020 $ / shares
Class A ordinary shares [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Consideration Per Share	$ 5.40
Class A ordinary shares [Member] | Share Options [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Exercise Price of Shares	0.01
Changyou 2014 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Weighted Average Exercise Price, Exercised	5.39
Consideration Per Share	5.40
Exercise Price of Shares	0.01
Share-based compensation by share based payment arrangement per share weighted average price per share	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	5.39
Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Share-based compensation by share based payment arrangement per share weighted average price per share	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	$ 5.39
Sohu [Member] | Ordinary Shares [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Percentage of ordinary shares held	100.00%